Employee Benefit Plans (Fair Value of Plan Assets) (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined benefit pension plans
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 2,493	$ 2,298	$ 2,163
Total
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 2,493	$ 2,298
Percentage	100.00%	100.00%
Total | Cash and cash equivalents
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 39	$ 40
Percentage	2.00%	2.00%
Total | Net in-transits
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ (27)	$ (9)
Percentage	(1.00%)	0.00%
Total | Canadian equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 109	$ 96
Percentage	4.00%	4.00%
Total | US equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 312	$ 141
Percentage	12.00%	6.00%
Total | Other equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 140	$ 112
Percentage	5.00%	5.00%
Total | Government
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 132	$ 172
Percentage	5.00%	8.00%
Total | Corporate
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 92	$ 90
Percentage	4.00%	4.00%
Total | Other
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 22	$ 9
Percentage	1.00%	0.00%
Total | Mutual funds
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 13	$ 50
Percentage	1.00%	2.00%
Total | Other
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets		$ 5
Percentage		0.00%
Total | Open-ended investments measured at NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 1,142	$ 1,006
Percentage	46.00%	44.00%
Total | Common collective trusts measured at NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 519	$ 586
Percentage	21.00%	25.00%
NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 1,661	$ 1,592
NAV | Cash and cash equivalents
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Net in-transits
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Canadian equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | US equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Other equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Government
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Corporate
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Other
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Mutual funds
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Other
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets		0
NAV | Open-ended investments measured at NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	1,142	1,006
NAV | Common collective trusts measured at NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	519	586
Level 1
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	586	440
Level 1 | Cash and cash equivalents
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	39	40
Level 1 | Net in-transits
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	(27)	(9)
Level 1 | Canadian equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	109	96
Level 1 | US equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	312	141
Level 1 | Other equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	140	112
Level 1 | Government
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 1 | Corporate
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 1 | Other
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	4
Level 1 | Mutual funds
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	13	50
Level 1 | Other
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets		6
Level 1 | Open-ended investments measured at NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 1 | Common collective trusts measured at NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 2
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	246	266
Level 2 | Cash and cash equivalents
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 2 | Net in-transits
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 2 | Canadian equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 2 | US equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 2 | Other equity
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 2 | Government
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	132	172
Level 2 | Corporate
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	92	90
Level 2 | Other
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	22	5
Level 2 | Mutual funds
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 2 | Other
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets		(1)
Level 2 | Open-ended investments measured at NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 2 | Common collective trusts measured at NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 0	$ 0